CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK
	For Six Months Ended June 30,
Customers	2023	2022
A	71%	-
B	19%	-

The suppliers accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2023 and 2022.

	For Six Months Ended June 30,
Suppliers	2023	2022
AA	85%	-
BB	15%	-